Equipment (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 116	$ 121
Initial recognition (Note 3(d))	112
Acquisitions	8	6
Write-off		(2)
Foreign currency translation adjustment	10	(9)
Ending balance	246	116
Accumulated amortization:
Beginning balance	36	14
Initial recognition amortization	34	0
Amortization	48	24
Write-off		(1)
Foreign currency translation adjustment	0	(1)
Ending balance	118	36
Net book value:
Equipment	128	80
Leasehold Improvements
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	83	90
Acquisitions	0	0
Write-off		0
Foreign currency translation adjustment	4	(7)
Ending balance	87	83
Accumulated amortization:
Beginning balance	26	10
Initial recognition amortization		0
Amortization	16	17
Write-off		0
Foreign currency translation adjustment	0	(1)
Ending balance	42	26
Net book value:
Equipment	45
Office Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	33	31
Acquisitions	8	6
Write-off		(2)
Foreign currency translation adjustment	1	(2)
Ending balance	42	33
Accumulated amortization:
Beginning balance	10	4
Initial recognition amortization		0
Amortization	8	7
Write-off		(1)
Foreign currency translation adjustment	0	0
Ending balance	18	10
Net book value:
Equipment	24	23
Right of use
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0
Initial recognition (Note 3(d))	112
Acquisitions	0	0
Write-off		0
Foreign currency translation adjustment	5	0
Ending balance	117	0
Accumulated amortization:
Beginning balance	0	0
Initial recognition amortization	34	0
Amortization	24	0
Write-off		0
Foreign currency translation adjustment	0	0
Ending balance	58	0
Net book value:
Equipment	59	0
Leasehold Improvements
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	83
Ending balance		83
Accumulated amortization:
Beginning balance	$ 26
Ending balance		26
Net book value:
Equipment		$ 57